CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 5,296	$ 4,854
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,501	4,574
Stock-based compensation expense	1,032	619
Increase in trade and other receivables, net	(109)	(9,288)
Decrease (increase) in inventory, net of write off	7,049	(10,555)
Decrease in deferred tax asset, net	410	140
Increase (decrease) in trade payables and accrued liabilities	(10,237)	18,775
Increase in deferred revenues	1,796	1,018
Other adjustments	(186)	(88)
Net cash provided by operating activities	8,552	10,049
Cash flow from investing activities:
Purchase of property and equipment	(3,957)	(3,505)
Purchase of intangible assets, net	(1,336)
Net cash used in investing activities	(5,293)	(3,505)
Cash flow from financing activities:
Proceeds from share options exercise	374	189
Repayment of bank loans		(9,000)
Net cash used in (provided by) financing activities	374	(8,811)
Effect of exchange rate changes on cash	(112)	16
Increase (decrease) in cash and cash equivalents	3,521	(2,251)
Cash and cash equivalents at the beginning of the period	25,877	36,338
Cash and cash equivalents at the end of the period	$ 29,398	$ 34,087